Principal Accounting Policies - The roll forward of contingent consideration for acquisition (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Principal Accounting Policies
Balance at the beginning of the year	¥ 4,100	$ 577	¥ 7,153
Net change in fair value	0	0	(3,053)
Balance at the end of the year	¥ 4,100	$ 577	¥ 4,100